Schedule of Fair Value of Warrants (Details)	Dec. 31, 2023	Dec. 31, 2022
Equity classified measurement input term	1 year
Measurement Input, Price Volatility [Member] | Warrant [Member]
Liability classified measurement input		89
Equity classified measurement input	99
Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
Liability classified measurement input	97
Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
Liability classified measurement input	98
Measurement Input, Expected Term [Member] | Warrant [Member]
Liability classified measurement input, term maximum	3 months 18 days
Equity classified measurement input term	1 year 6 months
Measurement Input, Expected Term [Member] | Warrant [Member] | Minimum [Member]
Liability classified measurement input, term maximum		1 year
Measurement Input, Expected Term [Member] | Warrant [Member] | Maximum [Member]
Liability classified measurement input, term maximum	1 year 6 months
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Equity classified measurement input	5.09
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Minimum [Member]
Liability classified measurement input	5.26	4.41
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Maximum [Member]
Liability classified measurement input	5.60	4.73
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Liability classified measurement input	0.00	0.00
Equity classified measurement input	0.00